Inventory	12 Months Ended
Dec. 31, 2025
Inventory [Abstract]
INVENTORY

NOTE 5 - INVENTORY:

Comprised as follows (U.S. dollars in thousands):

	December 31
	2025		2024
Work in progress	$1,530	*	$1,509
Raw materials	51		59
	$1,581		$1,568

*	As of December 31, 2025, the inventory includes two TES facilities under construction (see also Note 12D), that have been written down to net realizable value (see also note 13C).